17. Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	R$ 582,529	R$ 657,603	R$ 719,927
Taxes claims
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	337,909	43,880
Labor claims
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	120,463	149,968
Civil
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	119,131	69,038
Civil | Suppliers
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	0	7,680
Civil | Civil
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	110,495	51,482
Civil | Easements
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	6,114	6,679
Civil | Customers
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	2,522	3,197
Others
DisclosureOfJudicialDepositsLineItems [Line Items]
Judicial deposits	R$ 5,026	R$ 4,717